Components of Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Components of Accumulated Other Comprehensive Loss
Components of Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss is included on the Consolidated Statements of Stockholders' Equity. The components of Accumulated other comprehensive loss, net of the effect of income taxes, and activity for the years ended December 31, 2014 and 2013 are as follows:

	Components of Accumulated Other Comprehensive Income (Loss) - Net of Tax
(In thousands)	Cumulative Foreign Exchange Translation Adjustments		Effective Portion of Derivatives Designated as Hedging Instruments		Cumulative Unrecognized Actuarial Losses on Pension Obligations		Unrealized Loss on Marketable Securities	Total
Balance at December 31, 2012	$62,308		$(8,139)		$(465,286)		$(51)	$(411,168)
Other comprehensive income (loss) before reclassifications	(39,848)	(a)	1,060	(b)	55,581	(c)	31	16,824
Amounts reclassified from accumulated other comprehensive loss, net of tax	—		8		19,839		—	19,847
Amounts reclassified from accumulated other comprehensive loss in connection with the Infrastructure Transaction (See Note 4, Acquisition and Dispositions)	(15,979)		(21)		20,184		—	4,184
Total other comprehensive income (loss)	(55,827)		1,047		95,604		31	40,855
Less: Other comprehensive (income) loss attributable to noncontrolling interests	(371)		69		—		—	(302)
Other comprehensive income (loss) attributable to Harsco Corporation	(56,198)		1,116		95,604		31	40,553
Balance at December 31, 2013	$6,110		$(7,023)		$(369,682)		$(20)	$(370,615)

	Components of Accumulated Other Comprehensive Income (Loss) - Net of Tax
(In thousands)	Cumulative Foreign Exchange Translation Adjustments		Effective Portion of Derivatives Designated as Hedging Instruments		Cumulative Unrecognized Actuarial Losses on Pension Obligations		Unrealized Loss on Marketable Securities	Total
Balance at December 31, 2013	$6,110		$(7,023)		$(369,682)		$(20)	$(370,615)
Other comprehensive income (loss) before reclassifications	(39,818)	(a)	(1,961)	(b)	(130,659)	(c)	5	(172,433)
Other comprehensive income (loss) from equity method investee	(8,635)		—		632		—	(8,003)
Amounts reclassified from accumulated other comprehensive loss, net of tax	2,205		4		16,431		—	18,640
Amounts reclassified from accumulated other comprehensive loss in connection with the Infrastructure Transaction (See Note 4, Acquisitions and Dispositions)	(1,447)		—		—		—	(1,447)
Total other comprehensive income (loss)	(47,695)		(1,957)		(113,596)		5	(163,243)
Less: Other comprehensive (income) loss attributable to noncontrolling interests	1,647		(45)		—		—	1,602
Other comprehensive income (loss) attributable to Harsco Corporation	(46,048)		(2,002)		(113,596)		5	(161,641)
Balance at December 31, 2014	$(39,938)		$(9,025)		$(483,278)		$(15)	$(532,256)
(a) Principally foreign currency fluctuation.
(b) Net change from periodic revaluations.
(c) Principally changes due to annual actuarial remeasurements.

Amounts reclassified from accumulated other comprehensive loss for the years ended December 31, 2014 and 2013 are as follows:

	Year Ended December 31 2014		Year Ended December 31 2013		Affected Caption in the Consolidated Statements of Operations
(In thousands)
Amortization of defined benefit pension items (a):
Actuarial losses	$11,556	(b)	$12,435	(b)	Selling, general and administrative expenses
Actuarial losses	5,898	(b)	9,064	(b)	Cost of services and products sold
Prior-service costs	103	(b)	298	(b)	Selling, general and administrative expenses
Prior-service costs	171	(b)	285	(b)	Cost of services and products sold
Total before tax	17,728		22,082
Tax benefit	(1,297)		(2,243)
Total reclassification of defined benefit pension items, net of tax	$16,431		$19,839

Amortization of cash flow hedging instruments (a):
Foreign currency forward exchange contracts	$4		$11		Cost of services and products sold
Tax benefit	—		(3)
Total reclassification of cash flow hedging instruments	$4		$8

Amortization of cumulative foreign exchange translation adjustments (a):
Foreign exchange translation adjustments, before tax	$2,205		$—		Other expenses
Tax benefit	—		—
Total reclassification of cumulative foreign exchange translation adjustments	$2,205		$—
(a) Amounts in parentheses indicate credits to profit/loss.
(b) These accumulated other comprehensive loss components are included in the computation of net periodic pension costs. Please refer to Note 11, Employee Benefit Plans, for additional details.

Amounts reclassified from accumulated other comprehensive loss in connection with the asset impairment loss recognized in the Infrastructure Transaction for the years ended December 31, 2014 and 2013 are as follows:

	Year Ended December 31 2014	Year Ended December 31 2013	Affected Caption in the Consolidated Statements of Operations
(In thousands)
Foreign exchange translation adjustments, before tax	$(1,447)	$(15,979)	Loss on disposal of the Harsco Infrastructure Segment and transaction costs
Tax effect	—	—
Total reclassification of foreign exchange transaction adjustments	$(1,447)	$(15,979)

Cash flow hedging instruments, before tax	$—	$(34)	Loss on disposal of the Harsco Infrastructure Segment and transaction costs
Tax effect	—	13
Total reclassification of cash flow hedging instruments	$—	$(21)

Defined benefit pension items, before tax	$—	$20,184	Loss on disposal of the Harsco Infrastructure Segment and transaction costs
Tax effect	—	—
Total reclassification of defined benefit pension items	$—	$20,184